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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  INDEPENDENCE
                                      FUND

                                      PINDX
                                  Ticker Symbol

                                     Annual
                                     Report

                                    12/31/07

                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2
Portfolio Management Discussion                              4
Portfolio Summary                                            8
Prices and Distributions                                     9
Performance Update                                          10
Comparing Ongoing Fund Expenses                             13
Schedule of Investments                                     15
Financial Statements                                        20
Notes to Financial Statements                               29
Report of Independent Registered Public Accounting Firm     38
Approval of Investment Advisory Agreement                   39
Trustees, Officers and Service Providers                    43

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Even against this "wall of worry" backdrop, the performance of major asset classes in 2007 was generally positive. Despite several interim setbacks and poor performance near year-end, the Standard & Poor's 500 Index increased 5% in 2007, the Dow Jones Industrial Average increased 9%, and the NASDAQ Composite Index increased 10%. International developed and emerging markets equities performed even better, reflecting both a weakening U.S. dollar, which boosts returns for U.S. dollar-based investors, and solid local currency returns. The MSCI EAFE Developed Market Index rose 12%, and the MSCI Emerging Markets Index rose 40% over the same period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, rose 7%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%, as higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Looking forward, a growing number of economists are concerned about a recession. As always, though, emotions can get ahead of reality. Higher mortgage defaults, a spreading of weakness to other consumer sectors or to employment, and the possibility of a liquidity/ credit crunch represent risks to the economy. Conversely, economic growth in the rest of the world remains relatively positive, and a weak U.S. dollar has significantly benefited U.S. companies competing in the global marketplace. While falling risk tolerances may continue to depress asset prices in the short term, equity and corporate bond valuations look reasonable unless the U.S. economy falls into a severe recession.

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/S/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

Pioneer Independence Fund recorded solid gains in 2007 despite bouts of market volatility stemming from the subprime mortgage crisis. In the following discussion, portfolio manager Andrew Acheson reviews the year, its impact on performance and his outlook for the months ahead.

Q:   What was the 2007 market background like?

A: The market's tone was positive until February 2007, when early inklings of trouble in the subprime mortgage sector brought about a quick selloff. The view that credit problems were confined to the subprime sector helped stocks regain momentum at first, but equities fell sharply starting in July when the breadth of the credit crisis began to unfold. After a short-lived October rally, stocks ended the year on a downward slope.

Q:   How did the Fund perform against that background?

A: For the twelve months ended December 31, 2007, Pioneer Independence Fund's Class A shares had a total return of 12.69% at net asset value. That result was slightly ahead of the 11.81% return of the Fund's benchmark, the Russell 1000 Growth Index, over the same period. However, the Fund's results trailed the 14.17% average return of the 723 funds in Lipper's Large-Cap Growth Funds category during the period.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Which of your investment decisions most affected Fund perfor-mance during the 12-month period ended December 31, 2007?

A: With no holdings exposed to subprime mortgage risks, the Fund's performance exceeded the benchmark for the first seven months of 2007 and held up well during the July-August selloff. But our purchase of some large financial companies severely undercut third quarter performance (through September 30, 2007). We had added those financial positions based on assurances from those

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     companies that they could navigate the crisis successfully. Some also understated the extent of their own exposure to the spreading credit meltdown. The Fund regained some ground toward year-end, and outperformed the benchmark for the period as a whole.

Q:   Which of the Fund's sector exposures aided returns during the period?

A: Performance benefited significantly from our decision to underweight consumer discretionary issues on the expectation that consumers would retrench as economic conditions slowed. In addition, the Fund's overweight position and successful stock selection in the strong technology and energy sectors gave Fund returns an important boost. Stock selection was positive within most other sectors as well, the exceptions being financials and healthcare.

Q:   Which holdings contributed most to Fund returns over this period?

A: Hess, the year's largest contributor, performed well, and remains positioned to see profits expand dramatically as oil prices rise. In addition, Hess has a significant stake within the large and promising oil discovery located in the waters off Brazil.

     In technology, Nokia continued to capitalize on difficulties at competitor Motorola (not in the portfolio). We believe Nokia remains reasonably valued, with strong earnings and good margins. Nokia's new products have sold well in Europe and in emerging markets, with acceptance growing in the U.S. as well.

     Shares of Juniper, which sells routers and other backbone Internet components, doubled in price before coming under pressure near year-end. Juniper's earnings have been moving ahead, and its new products are generating good sales. Apple's shares were also among the market's leaders. Apple's earnings exceeded estimates, and all of its business lines have been surging, with MacIntosh computers taking market share and iPhone sales exceeding forecasts.

     Sales of specialized glass for LCD televisions drove above-estimate earnings and a stock rebound at Corning, the leading maker of this type of glass. Cost savings and vigorous demand have kept margins healthy despite falling prices for TV sets.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                             (continued)
--------------------------------------------------------------------------------

     Supply growth now looks rational and the stock's valuation remains attractive in our opinion. Honeywell, a diversified manufacturer, did well thanks to its involvement in long-cycle businesses like infrastructure rebuilding in developing countries. A strong aerospace cycle also boosted Honeywell's earnings.

Q:   What were some of the period's disappointments?

A: The Fund took a sizeable loss in Merrill Lynch, a stock we purchased based on its claims of modest exposure to subprime risks. Citigroup, another financial holding that proved exceptionally vulnerable to subprime dangers, was sold out of the portfolio by year-end. We also took losses in Vertex, which encountered repeated delays in initiating clinical trials of its Hepatitis C drug. In fact, Vertex may now have lost its lead in this area to competitors' products also in development.

     Broadcomm, which makes semiconductors for communications devices, declined dramatically in the fourth quarter after a sharp rise. Favorable earnings were obscured by concerns about the potential cost of developing chips to enhance cell phones, a new initiative for the company. Another volatile holding, Taiwan Semi-conductor, fell despite strong earnings. Concerns have arisen that the semiconductor profit cycle may be peaking. We sold much of our Taiwan Semiconductor holding at favorable prices earlier in the year.

Q:   What is your outlook for the months ahead?

A: We believe the U.S. Federal Reserve Board (the Fed) had not acted quickly and decisively enough by year-end to address the crises in credit and housing and their potential to damage a range of economic sectors. Fed governors have also given disparate views in their public pronouncements, adding to investor confusion. In our view, falling values of housing and other assets merit greater concern than inflation, which has been the Fed's traditional focus. In our view, any recession, with job losses and spending cuts, would be unnecessarily severe under these circumstances.

     Still, we are cautiously optimistic that the Fed will cut rates enough to head off or mitigate a recession. Areas of interest under that scenario would include cyclical areas, including financials that appear oversold, and technology, where balance sheets are solid

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     and renewed demand could ensue once the economy rights itself. We continue to avoid consumer discretionary sectors. Consumers, having suffered the pain of excessive debt, may choose to pay down debt rather than resume spending. We also see good value among industrials that cater to overseas infrastructure needs.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                             90.6%
Depositary Receipts for International Stocks    7.7%
Temporary Cash Investments                      1.7%

Sector Distribution
------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology        42.5%
Energy                        15.8%
Health Care                   14.6%
Industrials                   10.4%
Financials                     6.0%
Consumer Discretionary         5.1%
Materials                      3.6%
Consumer Staples               1.7%
Telecommunication Services     0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Intel Corp.                              5.01%
 2.    Hess Corp.                               4.99
 3.    Bear Stearns Companies, Inc.             4.85
 4.    Cisco Systems, Inc.                      4.03
 5.    Corning, Inc.                            3.96
 6.    Bristol-Myers Squibb Co.                 3.94
 7.    Teva Pharmaceutical Industries, Ltd.     3.74
 8.    Oracle Corp.                             3.73
 9.    Hewlett-Packard Co.                      3.51
10.    Nokia Corp. (A.D.R.)                     3.43

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

Class     12/31/07     12/31/06
-----     --------     --------
 A*        $13.48       $12.85
 C         $13.26       $12.74
 Y         $13.47       $12.85

Class   12/31/07   12/7/07
-----   --------   -------
  B      $13.47    $13.54

Distributions Per Share
--------------------------------------------------------------------------------

                  1/1/07 - 12/31/07
                  -----------------
                     Short-Term       Long-Term
Class   Dividends   Capital Gains   Capital Gains
-----   ---------   -------------   -------------
  A      $0.0098       $0.0835         $0.8726
  B      $   -         $   -           $   -
  C      $   -         $0.0835         $0.8726
  Y      $0.0767       $0.0835         $0.8726

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Index measures the performance of large-cap U.S. stocks. The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-12.

* Formerly designated Class P shares which was renamed to Class A* on June 26, 2007.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                      CLASS A* SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund at public offering price, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

-------------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                  Net Asset       Public
                    Value        Offering
Period              (NAV)       Price (POP)
Life-of-Class
(3/16/98)            6.43%          5.79%
5 Years             14.26          12.92
1 Year              12.69           6.24
-------------------------------------------
Expense Ratio
(Per prospectus dated December 7, 2007)

                     Gross           Net
                     1.40%          1.25%
-------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                          Value of $10,000 Investment
                 Pioneer
              Independence      Russell 1000     Russell 1000
                  Fund             Index**       Growth Index**

 3/98           $ 9,425           $10,000          $10,000
                  9,137            11,204           12,046
12/99            11,228            13,547           16,040
                 12,955            12,492           12,443
12/01            11,419            10,937            9,902
                  8,886             8,569            7,141
12/03            11,533            11,130            9,265
                 12,632            12,399            9,849
12/05            13,842            13,176           10,367
                 15,360            15,213           11,308
12/07            17,308            16,092           12,643

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class A shares for the period prior to the commencement of operations of Class A shares is the net asset value performance of the Fund's Class P shares, which has been restated to reflect differences in applicable sales charges, but not differences in expenses, including Rule 12b-1 fees applicable to Class A shares.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 5/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Formerly designated Class P which was renamed to Class A shares on June 26, 2007.
**   Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

---------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                    If          If
Period             Held      Redeemed
Life-of-Class
(3/10/06)          9.88%       9.88%
1 Year            11.85       11.85
---------------------------------------
Expense Ratio
(Per prospectus dated December 7, 2007)

                   Gross        Net
                   2.13%       2.13%
---------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                          Value of $10,000 Investment
                 Pioneer
              Independence     Russell 1000   Russell 1000
                  Fund            Index*      Growth Index*

 3/06           $10,000          $10,000         $10,000
12/06            10,524           11,050          10,580
12/07            11,771           11,688          11,830

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

*    Index comparison begins 3/31/06.

Pioneer Independence Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Independence Fund, compared to that of the Russell 1000 Index and Russell 1000 Growth Index.

-------------------------------------
Average Annual Total Returns
(As of December 31, 2007)

                    If         If
Period             Held     Redeemed
Life-of-Class
(3/16/98)          6.50%      6.50%
5 Years           14.41      14.41
1 Year            13.15      13.15
-------------------------------------
Expense Ratio
(Per prospectus dated April 30, 2007)

                   Gross       Net
                   1.29%      1.29%
-------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                         Value of $10,000 Investment
                 Pioneer
               Independence     Russell 1000    Russell 1000
                  Fund             Index*       Growth Index*

 3/96           $10,000           $10,000          $10,000
                  9,693            11,204           12,046
12/99            11,910            13,547           16,040
                 13,743            12,492           12,443
12/01            12,113            10,937            9,902
                  9,426             8,569            7,141
12/03            12,234            11,130            9,265
                 13,400            12,399            9,849
12/05            14,684            13,176           10,367
                 16,331            15,213           11,308
12/07            18,479            16,092           12,643

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A Shares. The performance does not reflect differences in expenses, including the 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y, the performance shown for the Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of investors, including institutional investors.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

*    Index comparison begins 3/31/98.

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from July 1, 2007 through December 31, 2007.

Actual Share Class                 A*           A**          B            C            Y
--------------------------------------------------------------------------------------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/07****
Ending Account Value           $1,019.49    $1,042.22    $1,005.20    $1,006.30    $1,012.53
On 12/31/07
Expenses Paid During Period*   $    6.59    $    5.97    $    1.48    $    9.96    $    4.11

*    Formerly designated Class P.
**   Class A converted to Class P on June 25, 2007.
*** Expenses are equal to the Fund's annualized expense ratio of 1.30%, 1.16%, 2.15%, 1.97% and 0.81% for Class A*, Class A**, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (173/365 for Class A** shares) (25/365 for Class B shares).
**** Class B shares commenced operations on December 7, 2007.

Pioneer Independence Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2007 through December 31, 2007.

Hypothetical Share Class       A*           A**          B            C            Y
----------------------------------------------------------------------------------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 7/1/07****
Ending Account Value       $1,018.65    $1,019.36    $1,001.95    $1,015.27    $1,021.12
On 12/31/07
Expenses Paid              $    6.61    $    5.90    $    1.47    $   10.01    $    4.13
During Period*

*    Formerly designated Class P.
**   Class A converted to Class P on June 25, 2007.
*** Expenses are equal to the Fund's annualized expense ratio of 1.30%, 1.16%, 2.15%, 1.97% and 0.81% for Class A*, Class A**, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) (173/365 for Class A** shares) (25/365 for Class B shares).
**** Class B shares commenced operations on December 7, 2007.

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07
--------------------------------------------------------------------------------

 Shares                                                                 Value
            COMMON STOCKS - 99.5%
            Energy - 15.7%
            Integrated Oil & Gas - 10.9%
596,395     Hess Corp.                                         $   60,152,400
324,680     Suncor Energy, Inc. (b)                                35,302,456
608,650     USX-Marathon Group, Inc.                               37,042,439
                                                               --------------
                                                               $  132,497,295
                                                               --------------
            Oil & Gas Equipment & Services - 3.2%
473,200     Halliburton Co.*                                   $   17,939,012
294,800     Weatherford International, Inc.*                       20,223,280
                                                               --------------
                                                               $   38,162,292
                                                               --------------
            Oil & Gas Exploration & Production - 1.6%
224,400     Devon Energy Corp.                                 $   19,951,404
                                                               --------------
            Total Energy                                       $  190,610,991
                                                               --------------
            Materials - 3.5%
            Diversified Metals & Mining - 3.2%
386,685     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   39,612,011
                                                               --------------
            Industrial Gases - 0.3%
 37,900     Praxair, Inc.                                      $    3,362,109
                                                               --------------
            Total Materials                                    $   42,974,120
                                                               --------------
            Capital Goods - 10.4%
            Aerospace & Defense - 9.0%
241,300     Boeing Co.                                         $   21,104,098
128,000     General Dynamics Corp.                                 11,390,720
508,550     Honeywell International, Inc.                          31,311,424
 76,600     L-3 Communications Holdings, Inc.                       8,115,004
481,800     United Technologies Corp.                              36,876,972
                                                               --------------
                                                               $  108,798,218
                                                               --------------
            Industrial Conglomerates - 1.4%
204,200     3M Co.                                             $   17,218,144
                                                               --------------
            Total Capital Goods                                $  126,016,362
                                                               --------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                          Value
             Consumer Durables & Apparel - 0.5%
             Footwear - 0.5%
 96,600      Nike, Inc.                                 $    6,205,584
                                                        --------------
             Total Consumer Durables & Apparel          $    6,205,584
                                                        --------------
             Media - 1.5%
             Movies & Entertainment - 1.5%
477,600      The Walt Disney Co.                        $   15,416,928
 64,850      Viacom, Inc. (Class B)*                         2,848,212
                                                        --------------
                                                        $   18,265,140
                                                        --------------
             Total Media                                $   18,265,140
                                                        --------------
             Retailing - 3.1%
             Apparel Retail - 3.1%
189,400      Abercrombie & Fitch Co.                    $   15,146,318
772,200      TJX Companies, Inc.                            22,185,306
                                                        --------------
                                                        $   37,331,624
                                                        --------------
             Total Retailing                            $   37,331,624
                                                        --------------
             Food & Drug Retailing - 0.6%
             Drug Retail - 0.6%
190,000      CVS Corp.                                  $    7,552,500
                                                        --------------
             Total Food & Drug Retailing                $    7,552,500
                                                        --------------
             Food, Beverage & Tobacco - 1.0%
             Packaged Foods & Meats - 0.2%
 18,000      Nestle SA (A.D.R.)                         $    2,064,942
                                                        --------------
             Soft Drinks - 0.8%
145,900      Coca-Cola Co.                              $    8,953,883
 19,600      PepsiCo, Inc.                                   1,487,640
                                                        --------------
                                                        $   10,441,523
                                                        --------------
             Total Food, Beverage & Tobacco             $   12,506,465
                                                        --------------
             Health Care Equipment & Services - 0.4%
             Health Care Equipment - 0.4%
208,705      Insulet Corp.*                             $    4,900,393
                                                        --------------
             Total Health Care Equipment & Services     $    4,900,393
                                                        --------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
               Pharmaceuticals & Biotechnology - 14.1%
               Biotechnology - 4.8%
  392,800      Amgen, Inc.*                                   $   18,241,632
  868,775      Cubist Pharmaceuticals, Inc.*(b)                   17,818,575
  474,600      Gilead Sciences, Inc.*                             21,836,346
                                                              --------------
                                                              $   57,896,553
                                                              --------------
               Pharmaceuticals - 9.3%
1,789,800      Bristol-Myers Squibb Co.                       $   47,465,496
  392,625      Eli Lilly & Co.                                    20,962,249
  970,828      Teva Pharmaceutical Industries, Ltd.               45,124,085
                                                              --------------
                                                              $  113,551,830
                                                              --------------
               Total Pharmaceuticals & Biotechnology          $  171,448,383
                                                              --------------
               Diversified Financials - 6.0%
               Asset Management & Custody Banks - 1.2%
   84,600      Franklin Resources, Inc.                       $    9,680,778
   59,400      Legg Mason, Inc.                                    4,345,110
                                                              --------------
                                                              $   14,025,888
                                                              --------------
               Investment Banking & Brokerage - 4.8%
  662,303      Bear Stearns Companies, Inc.*                  $   58,448,240
                                                              --------------
               Total Diversified Financials                   $   72,474,128
                                                              --------------
               Software & Services - 9.0%
               Data Processing & Outsourced Services - 0.3%
   84,600      Automatic Data Processing, Inc.                $    3,767,238
                                                              --------------
               Internet Software & Services - 5.0%
  566,700      Akamai Technologies*(b)                        $   19,607,820
   59,000      Google, Inc.*                                      40,797,320
                                                              --------------
                                                              $   60,405,140
                                                              --------------
               Systems Software - 3.7%
1,994,750      Oracle Corp.*                                  $   45,041,455
                                                              --------------
               Total Software & Services                      $  109,213,833
                                                              --------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Independence Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07                                     (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Technology Hardware & Equipment - 24.1%
              Communications Equipment - 18.6%
1,795,500     Cisco Systems, Inc.*                                $   48,604,185
1,990,420     Corning, Inc.*                                          47,750,176
  862,042     F5 Networks, Inc.*                                      24,585,438
1,136,400     Juniper Networks, Inc.*                                 37,728,480
1,077,000     Nokia Corp. (A.D.R.)                                    41,346,030
  225,100     Research In Motion*                                     25,526,340
                                                                  --------------
                                                                  $  225,540,649
                                                                  --------------
              Computer Hardware - 5.5%
  120,700     Apple, Inc.*                                        $   23,908,256
  838,000     Hewlett-Packard Co.                                     42,302,240
                                                                  --------------
                                                                  $   66,210,496
                                                                  --------------
              Total Technology Hardware & Equipment               $  291,751,145
                                                                  --------------
              Semiconductors - 9.2%
              Semiconductor Equipment - 1.4%
  989,000     Applied Materials, Inc.                             $   17,564,640
                                                                  --------------
              Semiconductors - 7.8%
1,078,700     Broadcom Corp.*                                     $   28,197,218
2,268,700     Intel Corp.                                             60,483,542
  562,588     Taiwan Semiconductor Manufacturing Co. (A.D.R.)          5,603,377
                                                                  --------------
                                                                  $   94,284,137
                                                                  --------------
              Total Semiconductors                                $  111,848,777
                                                                  --------------
              Telecommunication Services - 0.3%
              Integrated Telecommunication Services - 0.3%
   75,400     AT&T Corp.                                          $    3,133,624
                                                                  --------------
              Total Telecommunication Services                    $    3,133,624
                                                                  --------------
              TOTAL COMMON STOCKS
              (Cost $1,074,534,495)                               $1,206,233,069
                                                                  --------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                             Value
               TEMPORARY CASH INVESTMENT - 1.7%
               Security Lending Collateral - 1.7%
20,717,971     Securities Lending Investment Fund, 5.19%      $   20,717,971
                                                              --------------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $20,717,971)                             $   20,717,971
                                                              --------------
               TOTAL INVESTMENT IN SECURITIES - 101.2%
               (Cost $1,095,252,466) (a)                      $1,226,951,040
                                                              --------------
               OTHER ASSETS AND LIABILITIES - (1.2)%          $  (14,868,191)
                                                              --------------
               TOTAL NET ASSETS - 100.0%                      $1,212,082,849
                                                              ==============

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At December 31, 2007, the net unrealized gain on investments based oncost for federal income tax purposes of $1,096,184,691 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost                                         $158,740,665
           Aggregate gross unrealized loss for all investments in which there is
           an excess of tax cost over value                                         $(27,974,316)
                                                                                    ------------
           Net unrealized gain                                                      $130,766,349
                                                                                    ============

(b)      At December 31, 2007, the following securities were out on loan:

          Shares     Security                         Market Value
         341,055     Akamai Technologies*              $11,800,503
         238,406     Cubist Pharmaceuticals, Inc.*       4,889,707
          28,395     Suncor Energy, Inc.                 3,087,388
                                                       -----------
                     Total                             $19,777,598
                                                       ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2007 aggregated $727,046,290 and $540,204,029, respectively.

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $19,777,598) (cost $1,095,252,466)                         $1,226,951,040
  Cash                                                                338,149
  Receivables -
    Investment securities sold                                     34,379,207
    Fund shares sold                                                  808,458
    Dividends and interest                                            392,325
    Due from Pioneer Investment Management, Inc.                       30,100
  Other                                                               117,181
                                                               --------------
      Total assets                                             $1,263,016,460
                                                               --------------
LIABILITIES:
  Payables -
    Investment securities purchased                            $   28,120,829
    Fund shares repurchased                                         1,421,660
    Upon return of securities loaned                               20,717,971
  Due to affiliates                                                   392,110
  Accrued expenses                                                    281,041
                                                               --------------
      Total liabilities                                        $   50,933,611
                                                               --------------
NET ASSETS:
  Paid-in capital                                              $1,203,166,210
  Accumulated net realized loss on investments                   (122,781,935)
  Net unrealized gain on investments                              131,698,574
                                                               --------------
      Total net assets                                         $1,212,082,849
                                                               ==============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A* (based on $988,475,631/73,320,141 shares)           $        13.48
                                                               ==============
  Class B (based on $55,107,048/4,090,044 shares)              $        13.47
                                                               ==============
  Class C (based on $47,915,931/3,614,685 shares)              $        13.26
                                                               ==============
  Class Y (based on $120,584,239/8,949,003 shares)             $        13.47
                                                               ==============
MAXIMUM OFFERING PRICE:
  Class A* ($13.48 [divided by] 94.25%)                        $        14.30
                                                               ==============

*    Formerly designated Class P.

20  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $252,192)      $ 8,221,844
  Interest                                                       604,044
  Income from securities loaned, net                              89,812
                                                             -----------
      Total investment income                                                    $ 8,915,700
                                                                                 -----------
EXPENSES:
  Management fees                                            $ 4,831,135
  Transfer agent fees and expenses
    Class A*                                                   1,871,449
    Class A**                                                      2,212
    Class B                                                       52,454
    Class C                                                       21,377
    Class Y                                                          461
  Distribution fees
    Class A*                                                   1,441,267
    Class A**                                                      5,629
    Class B                                                       36,452
    Class C                                                       89,679
  Administrative fees                                            147,351
  Custodian fees                                                  27,473
  Registration fees                                               94,344
  Professional fees                                               80,814
  Printing expense                                                82,489
  Fees and expenses of nonaffiliated trustees                     14,504
  Miscellaneous                                                   17,289
                                                             -----------
      Total expenses                                                             $ 8,816,379
      Less management fees waived and expenses
        reimbursed by Pioneer Investment Management, Inc.                           (317,927)
      Less fees paid indirectly                                                     (165,716)
                                                                                 -----------
      Net expenses                                                               $ 8,332,736
                                                                                 -----------
        Net investment income                                                    $   582,964
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                              $49,493,173
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies              (15,605)        $49,477,568
                                                             -----------         -----------
  Change in net unrealized gain on investments                                   $13,503,351
                                                                                 -----------
  Net gain on investments and foreign currency transactions                      $62,980,919
                                                                                 -----------
  Net increase in net assets resulting from operations                           $63,563,883
                                                                                 -----------

*    Formerly designated Class P.
**   Class A converted to Class P shares on June 25, 2007.

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Independence Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/07 and 12/31/06, respectively

                                                            Year Ended       Year Ended
                                                             12/31/07         12/31/06
FROM OPERATIONS:
Net investment income                                    $      582,964    $     543,557
Net realized gain on investments and foreign
  currency transactions                                      49,477,568       33,763,828
Change in net unrealized gain on investments and
  foreign currency transactions                              13,503,351       11,987,521
                                                         --------------    -------------
    Net increase in net assets resulting
      from operations                                    $   63,563,883    $  46,294,906
                                                         --------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A* ($0.01 and $0.01 per share,
      respectively)                                      $     (419,023)   $    (331,848)
    Class A** ($0.00 and $0.08 per share,
      respectively)                                                   -          (11,929)
    Class B ($0.00 and $0.00 per share, respectively)                 -                -
    Class C ($0.00 and $0.07 per share, respectively)                 -           (3,907)
    Class Y ($0.08 and $0.04 per share, respectively)          (612,717)             (30)
Net realized gain:
    Class A* ($0.96 and $1.17 per share,
      respectively)                                         (40,880,382)     (41,119,820)
    Class A** ($0.00 and $1.17 per share,
      respectively)                                                   -         (104,227)
    Class B ($0.00 and $0.00 per share, respectively)                 -                -
    Class C ($0.96 and $1.17 per share, respectively)        (1,230,211)         (39,627)
    Class Y ($0.96 and $1.17 per share, respectively)        (7,637,789)            (889)
                                                         --------------    -------------
      Total distributions to shareowners                 $  (50,780,122)   $ (41,612,277)
                                                         --------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  270,173,206    $  95,883,480
Shares issued in reorganization                             460,953,071                -
Reinvestment of distributions                                49,183,684       41,348,917
Cost of shares repurchased                                  (79,722,484)     (36,469,738)
                                                         --------------    -------------
    Net increase in net assets resulting from Fund
      share transactions                                 $  700,587,477    $ 100,762,659
                                                         --------------    -------------
    Net increase in net assets                           $  713,371,238    $ 105,445,288
NET ASSETS:
Beginning of year                                           498,711,611      393,266,323
                                                         --------------    -------------
End of year                                              $1,212,082,849    $ 498,711,611
                                                         ==============    =============
Undistributed (distributions in excess of)
  net investment income                                  $            -    $     149,425
                                                         ==============    =============

*    Formerly designated Class P.
**   Class A converted to Class P shares on June 25, 2007.

22  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount     '06 Shares     '06 Amount
CLASS A*
Shares sold                         8,849,496    $ 124,276,908     7,032,425    $  92,797,840
Converson of Class A shares
  to Class P shares                   529,691        7,537,505             -                -
Shares issued in
  reorganization                   27,559,053      373,149,579             -                -
Reinvestment of distributions       3,109,860       40,491,397     3,168,465       41,279,184
Less shares repurchased            (5,305,018)     (73,530,954)   (2,761,158)     (36,402,604)
                                   ----------    -------------    ----------    -------------
    Net increase (decrease)        34,743,082    $ 471,924,435     7,439,732    $  97,674,420
                                   ==========    =============    ==========    =============
CLASS A** (1/1 - 6/25)
Shares sold                           444,815    $   6,004,172       159,741    $   2,134,457
Conversion of Class A shares
  to Class P shares                  (530,091)      (7,537,505)
Reinvestment of distributions               -                -         4,678           61,024
Less shares repurchased               (74,945)      (1,006,781)       (4,198)         (55,905)
                                   ----------    -------------    ----------    -------------
    Net increase (decrease)          (160,221)   $  (2,540,114)      160,221    $   2,139,576
                                   ==========    =============    ==========    =============
CLASS B***
Shares sold                            31,052    $     421,037             -    $           -
Shares issued in
  reorganization                    4,165,187       56,396,630             -                -
Less shares repurchased              (106,195)      (1,438,637)            -                -
                                   ----------    -------------    ----------    -------------
    Net increase                    4,090,044    $  55,379,030             -    $           -
                                   ==========    =============    ==========    =============
CLASS C
Shares sold                         1,448,968    $  20,526,130        70,923    $     941,183
Shares issued in
  reorganization                    2,164,468       28,830,708             -                -
Reinvestment of distributions          49,663          636,578           673            8,709
Less shares repurchased              (119,179)      (1,640,056)         (831)         (11,229)
                                   ----------    -------------    ----------    -------------
    Net increase (decrease)         3,543,920    $  48,353,360        70,765    $     938,663
                                   ==========    =============    ==========    =============
CLASS Y
Shares sold                         8,286,927    $ 118,944,959           759    $      10,000
Shares issued in
  reorganization                      190,403        2,576,154             -                -
Reinvestment of distributions         619,670        8,055,709             -                -
Less shares repurchased              (148,756)      (2,106,056)            -                -
                                   ----------    -------------    ----------    -------------
    Net increase (decrease)         8,948,244    $ 127,470,766           759    $      10,000
                                   ==========    =============    ==========    =============

*    Formerly Class P shares renamed Class A on June 26, 2007.
**   Class A converted to class P shares on June 25, 2007.
***  Class B shares were first publicly offered on December 7, 2007.

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended  Year Ended   Year Ended
                                                                 12/31/07     12/31/06     12/31/05    12/31/04     12/31/03
CLASS A*
Net asset value, beginning of period                             $  12.85     $  12.63     $  12.16     $ 11.11     $   8.56
                                                                 --------     --------     --------     -------     --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $   0.01     $   0.01     $   0.01     $  0.01     $  (0.03)
  Net realized and unrealized gain on investments and foreign
    currency transactions                                            1.59         1.39         1.15        1.05         2.58
                                                                 --------     --------     --------     -------     --------
    Net increase from investment operations                      $   1.60     $   1.40     $   1.16     $  1.06     $   2.55
Distributions to shareowners:
  Net investment income                                             (0.01)       (0.01)       (0.01)      (0.01)           -
  Net realized gain                                                 (0.96)       (1.17)       (0.68)          -            -
                                                                 --------     --------     --------     -------     --------
Net increase in net asset value                                  $   0.63     $   0.22     $   0.47     $  1.05     $   2.55
                                                                 --------     --------     --------     -------     --------
Net asset value, end of period                                   $  13.48     $  12.85     $  12.63     $ 12.16     $  11.11
                                                                 ========     ========     ========     =======     ========
Total return**                                                      12.69%       10.96%        9.59%       9.53%       29.79%
Ratio of net expenses to average net assets+                         1.32%        1.50%        1.50%       1.50%        1.50%
Ratio of net investment income (loss) to average net assets+         0.06%        0.12%        0.09%       0.06%       (0.32)%
Portfolio turnover rate                                                84%          72%         100%         93%          89%
Net assets, end of period (in thousands)                         $988,476     $495,745     $393,266    $291,317     $189,401
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                       1.37%        1.53%        1.53%       1.96%        2.09%
  Net investment income (loss)                                       0.01%        0.09%        0.06%      (0.40)%      (0.90)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       1.30%        1.50%        1.50%       1.50%        1.50%
  Net investment income (loss)                                       0.08%        0.12%        0.09%       0.06%       (0.32)%

*    Formerly Class P shares renamed Class A shares on June 26, 2007.
** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

24  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       12/31/06         3/10/06 (a)
                                                      to 6/25/07      to 12/31/06 (b)
CLASS A**
Net asset value, beginning of period                   $  12.83         $   13.17
                                                       --------         ---------
Increase from investment operations:
  Net investment income                                $   0.02         $       -(c)
  Net realized and unrealized gain on investments          1.37              0.91
                                                       --------         ---------
    Net increase from investment operations            $   1.39         $    0.91
Distributions to shareowners:
  Net investment income                                       -             (0.08)
  Net realized gain                                           -             (1.17)
                                                       --------         ---------
Net increase (decrease) in net asset value             $   1.39         $   (0.34)
                                                       --------         ---------
Net asset value, end of period                         $  14.22         $   12.83
                                                       ========         =========
Total return*                                             10.83%(d)          6.82%(d)
Ratio of net expenses to average net assets                1.16%***          1.25%***
Ratio of net investment income (loss) to average
  net assets                                               0.54%***         (0.13)%***
Portfolio turnover rate                                      84%               72%
Net assets, end of period (in thousands)               $      -         $   2,056
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             1.16%***          1.63%***
  Net investment income (loss)                             0.54%***         (0.51)%***
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                             1.16%***          1.25%***
  Net investment income (loss)                             0.54%***         (0.13)%***

(a)  Class A shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Amount rounds to less than one cent per share.
(d)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
** On June 25, 2007, Class A** shares converted to Class P shares and then all of these shares were renamed Class A* on June 26, 2007.
***  Annualized.

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   12/7/07
                                                               to 12/31/07 (a)
CLASS B
Net asset value, beginning of period                            $   13.54
                                                                =========
Decrease from investment operations:
  Net investment loss                                           $   (0.02)
  Net realized and unrealized loss on investments                   (0.05)
                                                                ---------
    Net decrease from investment operations                     $   (0.07)
                                                                ---------
Net decrease in net asset value                                 $   (0.07)
                                                                ---------
Net asset value, end of period                                  $   13.47
                                                                =========
Total return*                                                       (0.52)%(b)
Ratio of net expenses to average net assets                          2.84%**
Ratio of net investment loss to average net assets                  (2.54)%**
Portfolio turnover rate                                                84%
Net assets, end of period (in thousands)                        $  55,107
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                                       3.18%**
  Net investment loss                                               (2.88)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                       2.15%**
  Net investment loss                                               (1.85)%**

(a)  Class B shares were first publicly offered on December 7, 2007.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

26  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended       3/10/06 (a)
                                                         12/31/07      to 12/31/06 (b)
CLASS C
Net asset value, beginning of period                     $ 12.74         $  13.17
                                                         =======         ========
Increase (decrease) from investment operations:
  Net investment income (loss)                           $ (0.02)        $   0.00(c)
  Net realized and unrealized gain on investments           1.50             0.81
                                                         -------         --------
    Net increase from investment operations              $  1.48         $   0.81
Distributions to shareowners:
  Net investment income                                        -            (0.07)
  Net realized gain                                        (0.96)           (1.17)
                                                         -------         --------
Net increase (decrease) in net asset value               $  0.52         $  (0.43)
                                                         -------         --------
Net asset value, end of period                           $ 13.26         $  12.74
                                                         -------         --------
Total return*                                              11.85%            6.04%(d)
Ratio of net expenses to average net assets                 2.03%            2.08%**
Ratio of net investment loss to average net assets         (0.98)%          (1.05)%**
Portfolio turnover rate                                       84%              72%
Net assets, end of period (in thousands)                 $47,916         $    901
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                              2.03%            2.08%**
  Net investment loss                                      (0.98)%          (1.05)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                              1.97%            2.08%**
  Net investment loss                                      (0.92)%          (1.05)%**

(a)  Class C shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Amount rounds to less than one cent per share.
(d)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Independence Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended       3/10/06 (a)
                                                          12/31/07      to 12/31/06 (b)
CLASS Y
Net asset value, beginning of period                      $  12.85          $ 13.17
                                                          ========          =======
Increase from investment operations:
  Net investment income                                   $   0.03          $  0.03
  Net realized and unrealized gain on investments             1.63             0.86
                                                          --------          -------
    Net increase from investment operations               $   1.66          $  0.89
Distributions to shareowners:
  Net investment income                                      (0.08)           (0.04)
  Net realized gain                                          (0.96)           (1.17)
                                                          --------          -------
Net increase (decrease) in net asset value                $   0.62          $ (0.32)
                                                          --------          -------
Net asset value, end of period                            $  13.47          $ 12.85
                                                          ========          =======
Total return*                                                13.15%            6.74%(c)
Ratio of net expenses to average net assets                   0.81%            1.29%**
Ratio of net investment income to average net assets          0.53%            0.26%**
Portfolio turnover rate                                         84%              72%
Net assets, end of period (in thousands)                  $120,584          $    10
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
    Net expenses                                              0.81%            1.29%**
    Net investment income                                     0.53%            0.26%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                                0.81%            1.29%**
  Net investment income                                       0.53%            0.26%**

(a)  Class Y shares were first publicly offered on March 10, 2006.
(b) Net investment income and distribution per share amounts have been calculated using different methods.
(c)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.

28  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. On June 25, 2007, then existing Class A Shares of the Fund were converted to Class P shares which were then renamed Class A* on June 26, 2007. Class B shares were first publicly offered on December 7, 2007. Shares of Class A, Class B, Class C, and Class Y each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2007, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years prior to 2004 are closed (not subject to examination by tax authorities) due to the expiration of statute of limitations; all other tax years are open.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     At December 31, 2007, the Fund has reclassified $299,351 to decrease distributions in excess of net investment income, $157,819 to decrease accumulated net realized gain on investments and $141,532 to decrease paid in capital. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     At December 31, 2007 the Fund had a net capital loss carryforward of $121,849,710 of which the following amounts will expire between 2009 and 2010 if not utilized; $31,101,526 in 2009 and $90,748,184 in 2010.

     The tax character of distributions paid during the year ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------
                                 2007            2006
--------------------------------------------------------
Distributions paid from:
Ordinary income              $ 5,200,898     $ 12,320497
Long-term capital gain        45,579,224      29,291,780
                             -----------     -----------
  Total                      $50,780,122     $41,612,277
                             ===========     ===========
--------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2007.

---------------------------------------------
                                    2007
---------------------------------------------
Capital loss carryforward     $ (121,849,710)
Unrealized appreciation          130,766,349
                              --------------
  Total                       $    8,916,639
                              ==============
---------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $29,850 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2007.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be 102%, at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

Effective May 1st, 2007, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

Class Y shares do not have an expense limitation. These expense limitations are in effect through May 1, 2011 for Class A shares and through May 1, 2009 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitations beyond these dates.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due from Affiliates" reflected on the Statement of Assets and Liabilities is $67,781 in management fees, administrative fees and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $295,222 in transfer agent fees payable to PIMSS at December 31, 2007.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (except Class Y shares) (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $29,107 distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2007, there were $2,990 CDSCs paid to PFD.

5.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended December 31, 2007, the Fund had no borrowings under this agreement.

6.   Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2007, the Fund's expenses were reduced by $165,716 under such arrangements.

Through June 22, 2007, the Fund also had an arrangement whereby the Fund paid for certain custodian fees as well as recordkeeping, printing, legal and auditing expenses of Pioneer Independence Plans, a systematic investment plan previously sponsored by PFD (see Note 1). From January 1, 2007 through June 25, 2007, expenses allocated to the former Class P shares (renamed Class A on June 26, 2007) include approximately $635,000 under this arrangement.

7.   Merger Information

On December 7, 2007, beneficial owners of Pioneer Growth Shares Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 7, 2007 ("Closing Date"), by exchanging all of Pioneer Growth Shares Fund's net assets in Class A, Class B, Class C and Class Y for Pioneer Independence Fund's shares, based

Pioneer Independence Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07                               (continued)
--------------------------------------------------------------------------------

on Pioneer Independence Fund's Class A, Class B, Class C and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing Date:

--------------------------------------------------------------------------------------
                          Pioneer            Pioneer Growth             Pioneer
                     Independence Fund         Shares Fund         Independence Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------
Net Assets
Class A                $624,559,083           $ 373,149,579         $  997,708,662
Class B                $          -           $  56,396,630         $   56,396,630
Class C                $ 18,644,324           $  28,830,708         $   47,475,032
Class Y                $116,928,979           $   2,576,154         $  119,505,133
Total Net
  Assets               $760,132,386           $ 460,953,071         $1,221,085,457
Shares
  Outstanding
Class A                  46,124,566              25,115,393             73,383,619
Class B                           -               4,269,461              4,165,187
Class C                   1,399,454               2,147,665              3,563,922
Class Y                   8,643,021                 162,434              8,833,424
Shares
  Issued in
  Reorganization
Class A                                                                 27,559,053
Class B                                                                  4,165,187
Class C                                                                  2,164,468
Class Y                                                                    190,403
--------------------------------------------------------------------------------------

----------------------------------------------------------------
                                  Unrealized        Accumulated
                               Appreciation On        Gain On
                                 Closing Date       Closing Date
----------------------------------------------------------------
Pioneer Growth Shares Fund       $ 61,244,862        $18,756,370
----------------------------------------------------------------

8.   New Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Independence Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Independence Fund:

We have audited the accompanying statement of assets and liabilities of Pioneer Independence Fund (the "Fund"), including the schedule of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consider-ation of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our proce-dures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indi-cated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 19, 2008

Pioneer Independence Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Independence Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one, three and five year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses

The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the fifth quintile relative to its Strategic Insight peer group (before giving effect to the contractual expense limitation agreed to by PIM with respect to the Fund).

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the

Pioneer Independence Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without

Pioneer Independence Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                            (continued)
--------------------------------------------------------------------------------

any breakpoints, the management fee rate paid by the Fund for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period, that PIM is subsidizing the Fund because it has not reached adequate scale, and that, on a hypothetical basis, such fee would remain in the third quintile relative to the peer group at higher asset levels. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.


Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Independence Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 77 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 34 of the 77 Pioneer Funds, Mr. West serves as Trustee of 33 of the 77 Pioneer Funds, and Mr. Bock serves as Trustee of 76 of the 77 Pioneer Funds. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Independence Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Position Held           Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1997.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement or
                                                    removal.
------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal.
------------------------------------------------------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                 by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset      None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds; Direc-
                            tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of
                            Fiduciary Counseling, Inc.; President and Director of
                            Pioneer Funds Distributor, Inc. ("PFD") (until May 2006);
                            President of all of the Pioneer Funds; and Of Counsel,
                            Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment           None
                            Management USA Inc., Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

Pioneer Independence Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                            Position Held   Length of Service
Name and Age                With the Fund   and Term of Office
David R. Bock (64)          Trustee         Trustee since 2005.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           Trustee         Trustee since 1998.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Trustee         Trustee since 1998.
                                            Serves until a succes-
                                            sor trustee is elected
                                            or earlier retirement or
                                            removal.
------------------------------------------------------------------------------------------------------------------------

                                                                                            Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                     by this Trustee
David R. Bock (64)          Executive Vice President and Chief Financial Officer, I-trax,   Director of The Enterprise
                            Inc. (publicly traded health care services company) (2004       Social Investment
                            - present); Partner, Federal City Capital Advisors (boutique    Company (privately-held
                            merchant bank) (1997 to 2004); and Executive Vice               affordable housing
                            President and Chief Financial Officer, Pedestal Inc.            finance company); and
                            (internet-based mortgage trading company) (2000 - 2002)         Director of New York
                                                                                            Mortgage Trust (publicly
                                                                                            traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)           President, Bush International, LLC (international financial     Director of Brady Corpora-
                            advisory firm)                                                  tion (industrial identifica-
                                                                                            tion and specialty coated
                                                                                            material products
                                                                                            manufacturer); Director of
                                                                                            Briggs & Stratton Co.
                                                                                            (engine manufacturer);
                                                                                            Director of UAL Corpora-
                                                                                            tion (airline holding
                                                                                            company); Director of
                                                                                            Mantech International
                                                                                            Corporation (national
                                                                                            security, defense, and
                                                                                            intelligence technology
                                                                                            firm): and Member, Board
                                                                                            of Governors, Investment
                                                                                            Company Institute
------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (60)   Founding Director, Vice-President and Corporate Secretary,      None
                            The Winthrop Group, Inc. (consulting firm); and Desautels
                            Faculty of Management, McGill University
------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Position Held   Length of Service
Name and Age               With the Fund   and Term of Office
Thomas J. Perna (57)       Trustee         Trustee since 2006.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   Trustee         Trustee since 1998.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)       Trustee         Trustee since 1998.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         Trustee         Trustee since 1998.
                                           Serves until a succes-
                                           sor trustee is elected
                                           or earlier retirement or
                                           removal.
------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund
                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
Thomas J. Perna (57)       Private investor (2004 - present); and Senior Executive       Director of Quadriserv
                           Vice President, The Bank of New York (financial and securi-   Inc. (technology products
                           ties services) (1986 - 2004)                                  for securities lending
                                                                                         industry)
------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)   President and Chief Executive Officer, Newbury, Piret &       Director of New America
                           Company, Inc. (investment banking firm)                       High Income Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)       Senior Counsel, Sullivan & Cromwell (law firm)                Director, The Swiss
                                                                                         Helvetia Fund, Inc.
                                                                                         (closed-end investment
                                                                                         company)
------------------------------------------------------------------------------------------------------------------------
John Winthrop (71)         President, John Winthrop & Co., Inc. (private                 None
                           investment firm)
------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Position Held         Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Assistant Treasurer   Since 2004. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
------------------------------------------------------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (43)   Associate General Counsel of Pioneer since January 2008      None
                             and Assistant Secretary of all of the Pioneer Funds since
                             September 2003; Vice President and Senior Counsel of
                             Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (48)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Position Held         Length of Service
Name and Age                  With the Fund         and Term of Office
Katherine Kim Sullivan (34)   Assistant Treasurer   Since 2003. Serves at
                                                    the discretion of the
                                                    Board
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discre-
                                                    tion of the Board
------------------------------------------------------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years               by this Officer
Katherine Kim Sullivan (34)   Fund Administration Manager - Fund Accounting,            None
                              Administration and Controllership Services since June
                              2003 and Assistant Treasurer of all of the Pioneer Funds
                              since September 2003; Assistant Vice President - Mutual
                              Fund Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management)
------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006   None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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                                                                              49

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50

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                                                                              51

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52

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $26,530 in 2007 and $25,510 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.